Revenue - Schedule of Disaggregation of Revenue by Geographic Areas (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Semiconductors Segment
Total net sales	$ 11,151	$ 4,825
Semiconductors Segment [Member]
Semiconductors Segment
Total net sales	8,603	4,825
ASIC Segment [Member]
Semiconductors Segment
Total net sales	2,504
Non-reportable Segment revenue [Member]
Semiconductors Segment
Total net sales	44
Europe, Middle East and Africa [Member] | Semiconductors Segment [Member]
Semiconductors Segment
Total net sales	1,768	852
Europe, Middle East and Africa [Member] | ASIC Segment [Member]
Semiconductors Segment
Total net sales	1,893
North America [Member] | Semiconductors Segment [Member]
Semiconductors Segment
Total net sales	4,953	3,083
North America [Member] | ASIC Segment [Member]
Semiconductors Segment
Total net sales	607
Asia Pacific [Member] | Semiconductors Segment [Member]
Semiconductors Segment
Total net sales	1,882	795
Asia Pacific [Member] | ASIC Segment [Member]
Semiconductors Segment
Total net sales	4
Latin America [Member] | Semiconductors Segment [Member]
Semiconductors Segment
Total net sales		$ 95